SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Receivables [Abstract]
Balance	$ 1,080,870	$ 138,573	$ 855,652	$ 297,107
Written-off	(499,756)	(64,071)	0	0
Allowance for expected credit losses	101,712	13,040	225,347	558,069
Exchange translation difference	(338)	(43)	(129)	476
Balance at April 1,	$ 682,489	$ 87,499	$ 1,080,870	$ 855,652